Victory Government Reserves Fund (Prospectus Summary) | Victory Government Reserves Fund
Government Reserves Fund Summary
Investment Objective
The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees Victory Government Reserves Fund	Trust Shares	Select Shares
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Victory Government Reserves Fund		Trust Shares	Select Shares
Management Fees		0.40%	0.40%
Distribution (12b-1) Fees		none	none
Other Expenses	[1]	0.19%	0.44%
Total Annual Fund Operating Expenses		0.59%	0.84%
[1]	Includes a shareholder servicing fee of 0.25% applicable to Select Shares

EXAMPLE:
The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Victory Government Reserves Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Trust Shares	60	189	329	738
Select Shares	86	268	466	1,037

Principal Investment Strategies
The Fund pursues its investment objective by investing only in certain securities issued or guaranteed by the U.S. government, its agencies and/or instrumentalities, and repurchase agreements backed by these securities.
Securities issued by U.S. government instrumentalities are supported only by the credit of the federal instrumentality. See the "Investments" section for a description of these securities. The Fund intends to invest primarily, and may invest exclusively, in these obligations of U.S. government instrumentalities either directly or through repurchase agreements. Unless circumstances warrant otherwise, the Fund will invest in securities whose interest payments are exempt from state and local taxes.

Under normal circumstances, the Fund will invest at least 80% of its net assets in short-term U.S. government debt instruments. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. The Fund expects to invest substantially all of its assets in the instruments described above. For purposes of this policy, "net assets" includes any borrowings for investment purposes.

The Fund will limit its investments to those obligations and securities enumerated in 12 U.S.C. section 1757 (7)(B) and (E) of the United States Code as permissible investments by federal credit unions (including "wholly-owned
Government corporations" enumerated in 31 U.S.C. section 9101(3), and as interpreted by 12 C.F.R. Part 703).
Principal Risks
The Fund's yield or the stability of its $1.00 share price may be adversely affected if any of the following occurs:

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o The market value of floating or variable rate securities falls to the extent that the Fund's share price declines below $1.00.

o An agency or instrumentality defaults on its obligation and the U.S.
government does not provide financial support. The Fund may be more seriously affected by such an event because it may concentrate its investments in the obligations of a small number of instrumentalities.

o Interest rates rise rapidly, causing the Fund's investment securities to decline in value and the Fund's share price to decline below $1.00.

o The seller of a repurchase agreement defaults or becomes insolvent.

o Interest rates decline, resulting in a lower yield for the Fund.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Investment Performance
The bar chart and table below indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.
The bar chart and table below indicate the risks of investing in the Fund.
Calendar Year Returns for Select Shares

Highest/lowest quarterly results during this time period were:

Highest 1.20% (quarter ended December 31, 2006)

Lowest 0.00% (quarters ended June 30, 2009, September 30, 2009, December 31,
2009, March 31, 2010, June 30, 2010, December 31, 2010, March 31, 2011, June 30,
2011, September 30, 2011 and December 31, 2011)
Average Annual Total Returns (For the Periods ended December 31, 2011)
Average Annual Total Returns Victory Government Reserves Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Trust Shares	0.01%	1.22%	1.47%
Select Shares	0.01%	1.33%	1.66%

The "seven-day yield" is an annualized figure - the amount you would earn if you kept your investment in the Fund and the Fund continued to earn the same net interest income throughout the year. The "seven-day effective yield" (also an annualized figure) assumes that dividends are reinvested and compounded.

For the Fund's current seven-day yields and seven-day effective yields, call the
Fund at 800-539-FUND (800-539-3863) or visit VictoryFunds.com and select Money
Market Funds then Daily Prices.